UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21253

Pennsylvania Avenue Funds

(Exact name of registrant as specified in charter)

260 Water St, Brooklyn, NY 11201

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code:(202) 294-8887

Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Pennsylvania Avenue Fund
	Schedule of Investments
	September 30, 2008

Shares		Value

COMMON STOCKS - 73.26%

Apparel, Footwear & Accessories - 0.87%
5,000	Heelys, Inc. *	22,400
	TOTAL APPAREL, FOOTWEAR & ACCESSORIES	22,400

Application Software - 5.73%
33,400	Atari, Inc. *	55,444
20,000	Captaris, Inc. *	92,200
	TOTAL APPLICATION SOFTWARE	147,644

Business Services - 6.19%
7,501	Computer Task Group, Inc. *	48,756
3,976	Infousa, Inc.	26,281
4,000	Ipass, Inc. *	8,640
35,000	Motive, Inc. *	75,950
	TOTAL BUSINESS SERVICES	159,627

Chemicals & Allied Products - 2.33%
167,850	Inyx, Inc. *	369
600,000	MZT Holdings, Inc.	15,000
5,000	Tercica, Inc.	44,700
	TOTAL CHEMICALS & ALLIED PRODUCTS	60,069

Communications - 1.36%
10,000	3Com Corp. *	23,300
1,050	Warwick Valley Telephone Co.	11,771
	TOTAL COMMUNICATIONS	35,071

Electric, Gas & Sanitary Services - 5.07%
2,000	Constellation Energy Corp.	48,600
1,000	Great Plains Energy, Inc.	22,220
1,700	Northwestern Corp.	42,721
13,720	Pinnacle Gas Resources, Inc. *	17,287
	TOTAL ELECTRIC, GAS & SANITARY SERVICES	130,828

Electronic & Other Electric Equipment - 5.30%
4,000	Bel Fuse, Inc. Class B	113,880
65,000	Computer Horizons Corp.	22,022
28,991	Three Five Systems, Inc. *	725
	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	136,627

Finance, Insurance & Real Estate - 17.01%
1,363	American Community Properties Trust *	13,683
10,000	Castlepoint Holdings Ltd.	111,300
4,302	Cowlitz Bancorp. *	27,103
1,400	FE Real Estate & Entertainment, Inc. *	1,456
2,500	First Intercontenental Bank *	30,000
525	First National Bancshares, Inc. *	2,662
4,000	Fortissimo Acquisition Corp. *	22,800
2,000	Hilb Rogal & Hobbs Co.	93,480
6,200	Sobieski Bancorp, Inc. *	4,678
2,000	Wachovia Cap Trust 6.375%	22,220
1,000	Washington Mutual UT	715
36,584	Wilshire Enterprise, Inc. *	108,654
	TOTAL FINANCE, INSURANCE & REAL ESTATE	438,751

Healthcare - 2.88%
28,000	Cadus Corp. *	41,684
15,000	Lev Pharmaceuticals, Inc.	32,550
	TOTAL HEALTHCARE	74,234

Heavy Construction - 1.34%
3,500	Meadow Valley Corp. *	34,475
	TOTAL HEAVY CONSTRUCTION	34,475

Manufacturing - 5.20%
2,250	Corn Products International, Inc.	72,630
10,000	Turbochef Technologies, Inc. *	61,500
	TOTAL MANUFACTURING	134,130

Meat Products - 1.13%
6,700	Cagles, Inc. Class A	29,258
	TOTAL MEAT PRODUCTS	29,258

Packaging & Containers - 0.37%
3,500	Intertape Polymer Group, Inc. *	9,555
	TOTAL MEAT PRODUCTS	9,555

Personal Products - 1.45%
6,930	CCA Industries, Inc.	37,491
	TOTAL PERSONAL PRODUCTS	37,491

Pharmaceutical Preparations - 4.81%
1,400	Genentech, Inc. *	124,152
	TOTAL PHARMACEUTICAL PREPARATIONS	124,152

Printing & Publishing - 1.43%
25,920	Merisel, Inc. *	36,835
	TOTAL PRINTING & PUBLISHING	36,835

Retail Trade - 3.15%
1,000	Longs Drug Stores Corp.	75,640
900	Pep Boys-Manny, Moe & Jack	5,562
	TOTAL RETAIL TRADE	81,202

Services - 6.81%
1,600	Buca, Inc. *	729
7,000	CKX, Inc. *	43,120
10,000	Image Entertainment, Inc. *	8,500
1,000	Mac-Gray Corp. *	10,500
1,000	NDS Group Plc ADS *	55,890
20,000	Trans World Entertainment Corp.	56,800
	TOTAL SERVICES	175,539

Technical & System Software - 0.83%
3,920	Secure Computing Corp. *	21,482
	TOTAL PRINTING & PUBLISHING	21,482

TOTAL FOR COMMON STOCKS (Cost $2,445,921) - 73.26%		$ 1,889,370

BONDS - 5.13%
200,000	Beazer Homes USA 6.875% 07/15/2015	129,000
3,928	United Airlines EETC Ser. 00-2 7.811% 12/01/2009	3,354

TOTAL FOR BONDS (Cost $154,689) - 5.13%		$ 132,354

ESCROWED RIGHTS - 0.24%
20,000	Mirant Corp. ESCROW *	0
6,000	North Atlanta National Bank ESCROW *	6,126
2,100	Pelcian Financial, Inc. ESCROW *	0
200	Petrolcorp, Inc. ESCROW *	0
50,000	Winn Dixie Stores, Inc. ESCROW *	0

TOTAL FOR ESCROWED RIGHTS (Cost $0) - 0.24%		$ 6,126

PERFERRED STOCKS - 0.95%
1,000	Fannie Mae Preferred Series F	3,300
600	JP Morgan Preferred 5.490%	21,150
4,000	Lehman Brothers Preferred G	140

TOTAL FOR PREFERRED STOCKS (Cost $67,070) - 0.96%		$ 24,590

CALL OPTIONS - 1.28%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Anheuser-Busch Companies, Inc.
1,000	October 2008 Call @ 55.00	$ 10,000

	Rohm & Haas Co.
1,000	January 2009 Call @ 65.00	6,000
2,000	January 2009 Call @ 70.00	10,000
		16,000
	S&P Index
200	October 2008 Call @ 1170.00	$ 7,000

	Wachovia Corp.
2,200	January 2009 Call @ 30.00	88

	Total (Premiums Paid $37,802) - 1.28%	$ 33,088

SHORT TERM INVESTMENTS - 12.85%
331,357	Huntington Treasury Money Market IV 1.50% ** (Cost $331,357)	331,357

TOTAL INVESTMENTS (Cost $3,036,839) - 93.72%		$ 2,416,885

OTHER ASSETS LESS LIABILITES - 6.28%		162,046

NET ASSETS - 100.00%		$ 2,578,931

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2008.

NOTES TO FINANCIAL STATEMENTS
Pennsylvania Avenue Fund
1. SECURITY TRANSACTIONS
At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,036,839 amounted to $591,855, which consisted of aggregate gross unrealized appreciation of
$122,642 and aggregate gross unrealized depreciation of $714,497.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 2,278,405	$ -
Level 2 - Other significant observable inputs		132,354	-
Level 3 - Significant unobservable inputs		6,126	-
Total		$ 2,416,885	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Pennsylvania Avenue Fund
	Schedule of Securities Sold Short
	September 30, 2008

Shares		Value

SECURITIES SOLD SHORT

ELECTRONIC & OTHER ELECTRIC EQUIPMENT
2,000	Bel Fuse, Inc. Class A	55,000
	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	55,000

FINANCE, INSURANCE & REAL ESTATE
4,000	JP Morgan Preferred 8.625%	99,960
4,700	Tower Group, Inc.	110,732
1,500	Willis Holdings Group Ltd.	48,390
	TOTAL FINANCE, INSURANCE & REAL ESTATE	259,082

MANUFACTURING
900	Bunge Ltd.	56,862
486	Middleby Corp. *	26,395
	TOTAL MANUFACTURING	83,257

TOTAL FOR SECURITIES SOLD SHORT (Cost $425,439)		$ 397,339

Item 2. Controls and Procedures.

(a) Thomas Kirchner, the President of the Pennsylvania Avenue Funds (the "Fund"), has concluded that the Fund’s disclosure controls and provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) None.

Item 3. Exhibits.

The certification is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pennsylvania Avenue Funds

By /s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 11/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 11/25/08